Guarantor and Non-Guarantor Financial Information	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Guarantor and Non-Guarantor Financial Information
15.	GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION

Summit LLC’s domestic wholly-owned subsidiary companies other than Finance Corp. are named as guarantors (collectively, the “Guarantors”) of the 2020 Notes and the 2023 Notes (collectively, the “Senior Notes”). Certain other partially-owned subsidiaries and a non-U.S. entity do not guarantee the Senior Notes (collectively, the “Non-Guarantors”). The Guarantors provide a joint and several, full and unconditional guarantee of the Senior Notes.

There are no significant restrictions on Summit LLC’s ability to obtain funds from any of the Guarantor Subsidiaries in the form of dividends or loans. Additionally, there are no significant restrictions on a Guarantor Subsidiary’s ability to obtain funds from Summit LLC or its direct or indirect subsidiaries.

The following condensed consolidating balance sheets, statements of operations and cash flows are provided for the Issuers, the Wholly-owned Guarantors and the Non-Guarantors. On March 17, 2015, the noncontrolling interests of Continental Cement were purchased resulting in Continental Cement being a wholly-owned indirect subsidiary of Summit LLC. Continental Cement’s results of operations and cash flows are reflected with the Guarantors for the three and nine months ended September 26, 2015. In 2014, Continental Cement’s results are shown separately as a Non Wholly-owned Guarantor.

Earnings from subsidiaries are included in other income in the condensed consolidated statements of operations below. The financial information may not necessarily be indicative of the financial position, results of operations or cash flows had the guarantor or non-guarantor subsidiaries operated as independent entities.

Condensed Consolidating Balance Sheets

September 26, 2015

	Issuers	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$8,989	$1,025	$8,130	$(12,662)	$5,482
Accounts receivable, net	—	195,120	11,163	(344)	205,939
Intercompany receivables	1,322,050	14,869	8,996	(1,345,915)	—
Cost and estimated earnings in excess of billings	—	33,447	728	—	34,175
Inventories	—	132,734	5,302	—	138,036
Other current assets	1,088	19,319	1,355	—	21,762

Total current assets	1,332,127	396,514	35,674	(1,358,921)	405,394
Property, plant and equipment, net	9,433	1,240,126	26,668	—	1,276,227
Goodwill	—	519,759	48,077	—	567,836
Intangible assets, net	—	14,044	1,437	—	15,481
Other assets	881,923	132,532	1,271	(963,928)	51,798

Total assets	$2,223,483	$2,302,975	$113,127	$(2,322,849)	$2,316,736

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest
Current liabilities:
Current portion of debt	$68,125	$—	$—	$—	$68,125
Current portion of acquisition-related liabilities	—	17,691	—	—	17,691
Accounts payable	7,436	102,571	3,563	(344)	113,226
Accrued expenses	30,998	70,386	2,158	(12,662)	90,880
Intercompany payables	67,671	1,274,510	3,734	(1,345,915)	—
Billings in excess of costs and estimated earnings	—	10,983	22	—	11,005

Total current liabilities	174,230	1,476,141	9,477	(1,358,921)	300,927
Long-term debt	1,148,068	61,377	—	(61,377)	1,148,068
Acquisition-related liabilities	—	33,320	—	—	33,320
Other noncurrent liabilities	1,558	110,856	57,268	(55,107)	114,575

Total liabilities	1,323,856	1,681,694	66,745	(1,475,405)	1,596,890
Redeemable noncontrolling interest	—	—	—	—	—
Redeemable members’ interest	—	—	—	—	—
Total stockholders’ equity/partners’ interest	899,627	621,281	46,382	(847,444)	719,846

Total liabilities, redeemable noncontrolling interest and member’s interest	$2,223,483	$2,302,975	$113,127	$(2,322,849)	$2,316,736

Condensed Consolidating Balance Sheets

December 27, 2014

	Issuers	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Assets
Current assets:
Cash and cash equivalents	$10,837	$2	$695	$8,793	$(7,112)	$13,215
Accounts receivable, net	1	6,629	124,380	11,525	(1,233)	141,302
Intercompany receivables	376,344	4,095	30,539	4,052	(415,030)	—
Cost and estimated earnings in excess of billings	—	—	9,819	355	—	10,174
Inventories	—	8,696	98,188	4,669	—	111,553
Other current assets	7,148	464	9,638	1,775	(1,853)	17,172

Total current assets	394,330	19,886	273,259	31,169	(425,228)	293,416
Property, plant and equipment, net	7,035	302,524	610,717	30,325	—	950,601
Goodwill	—	23,124	340,969	55,177	—	419,270
Intangible assets, net	—	542	14,245	2,860	—	17,647
Other assets	1,153,204	25,233	125,462	1,362	(1,256,418)	48,843

Total assets	$1,554,569	$371,309	$1,364,652	$120,893	$(1,681,646)	$1,729,777

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest
Current liabilities:
Current portion of debt	$5,275	$1,273	$3,990	$—	$(5,263)	$5,275
Current portion of acquisition-related liabilities	166	—	18,236	—	—	18,402
Accounts payable	3,655	6,845	65,018	4,569	(1,233)	78,854
Accrued expenses	37,101	10,178	59,477	3,705	(8,965)	101,496
Intercompany payables	162,728	4,052	245,416	2,834	(415,030)	—
Billings in excess of costs and estimated earnings	—	—	8,931	27	—	8,958

Total current liabilities	208,925	22,348	401,068	11,135	(430,491)	212,985
Long-term debt	1,059,642	153,318	480,599	—	(633,917)	1,059,642
Acquisition-related liabilities	—	—	42,736	—	—	42,736
Other noncurrent liabilities	796	24,787	65,479	57,736	(55,107)	93,691

Total liabilities	1,269,363	200,453	989,882	68,871	(1,119,515)	1,409,054
Redeemable noncontrolling interest	—	—	—	—	33,740	33,740
Redeemable members’ interest	—	34,543	—	—	(34,543)	—
Total stockholders’ equity/partners’ interest	285,206	136,313	374,770	52,022	(561,328)	286,983

Total liabilities, redeemable noncontrolling interest and member’s interest	$1,554,569	$371,309	$1,364,652	$120,893	$(1,681,646)	$1,729,777

Condensed Consolidating Statements of Operations

For the three months ended September 26, 2015

	Issuers	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Revenue	$—	$454,501	$21,472	$(4,068)	$471,905

Cost of revenue (excluding items shown separately below)	—	304,204	12,263	(4,068)	312,399
General and administrative expenses	8,881	32,362	1,600	—	42,843
Depreciation, depletion, amortization and accretion	628	31,374	1,304	—	33,306

Operating (loss) income	(9,509)	86,561	6,305	—	83,357
Other (income) expense, net	(58,666)	3,639	(17)	86,514	31,470
Interest expense	15,046	15,286	900	(10,796)	20,436

Income from continuing operations before taxes	34,111	67,636	5,422	(75,718)	31,451
Income tax benefit (expense)	—	(2,690)	35	—	(2,655)

Income from continuing operations	34,111	70,326	5,387	(75,718)	34,106
Income from discontinued operations	—	(57)	—	—	(57)

Net income	34,111	70,383	5,387	(75,718)	34,163
Net income attributable to minority interest	—	—	—	52	52

Net income attributable to member of Summit Materials, LLC	$34,111	$70,383	$5,387	$(75,770)	$34,111

Comprehensive income attributable to member of Summit Materials, LLC	$26,805	$69,373	$(909)	$(68,464)	$26,805

Condensed Consolidating Statements of Operations

For the three months ended September 27, 2014

	Issuers	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Revenue	$—	$34,171	$348,785	$22,626	$(10,823)	$394,759

Cost of revenue (excluding items shown separately below)	—	25,603	253,284	17,433	(10,823)	285,497
General and administrative expenses	8,694	1,651	27,418	495	—	38,258
Depreciation, depletion, amortization and accretion	406	3,708	18,618	523	—	23,255

Operating (loss) income	(9,100)	3,209	49,465	4,175	—	47,749
Other (income) expense, net	(43,887)	(945)	(2,679)	(16)	46,119	(1,408)
Interest expense	7,913	2,931	13,416	233	(2,408)	22,085

Income from continuing operations before taxes	26,874	1,223	38,728	3,958	(43,711)	27,072
Income tax benefit (expense)	—	—	(1,038)	—	—	(1,038)

Income from continuing operations	26,874	1,223	39,766	3,958	(43,711)	28,110
Income from discontinued operations	—	—	(7)	—	—	(7)

Net income	26,874	1,223	39,773	3,958	(43,711)	28,117
Net income attributable to minority interest	—	—	—	—	1,243	1,243

Net income attributable to member of Summit Materials, LLC	$26,874	$1,223	$39,773	$3,958	$(44,954)	$26,874

Comprehensive income attributable to member of Summit Materials, LLC	$25,110	$1,223	$39,773	$2,194	$(43,190)	$25,110

Condensed Consolidating Statements of Operations

For the nine months ended September 26, 2015

	Issuers	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Revenue	$—	$980,153	$78,821	$(28,139)	$1,030,835

Cost of revenue (excluding items shown separately below)	—	696,068	51,909	(28,139)	719,838
General and administrative expenses	61,634	90,959	4,935	—	157,528
Depreciation, depletion, amortization and accretion	1,686	80,997	4,135	—	86,818

Operating (loss) income	(63,320)	112,129	17,842	—	66,651
Other (income) expense, net	(55,083)	7,140	142	111,436	63,635
Interest expense	35,196	45,332	2,689	(21,568)	61,649

Income from continuing operations before taxes	(43,433)	59,657	15,011	(89,868)	(58,633)
Income tax benefit (expense)	—	(12,852)	384	—	(12,468)

Income from continuing operations	(43,433)	72,509	14,627	(89,868)	(46,165)
Income from discontinued operations	—	(815)	—	—	(815)

Net income	(43,433)	73,324	14,627	(89,868)	(45,350)
Net income attributable to minority interest	—	—	—	(1,917)	(1,917)

Net income attributable to member of Summit Materials, LLC	$(43,433)	$73,324	$14,627	$(87,951)	$(43,433)

Comprehensive income attributable to member of Summit Materials, LLC	$(55,974)	$72,314	$3,096	$(75,410)	$(55,974)

Condensed Consolidating Statements of Operations

For the nine months ended September 27, 2014

	Issuers	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Revenue	$—	$69,435	$776,502	$43,900	$(19,692)	$870,145

Cost of revenue (excluding items shown separately below)	—	53,229	581,602	30,795	(19,692)	645,934
General and administrative expenses	26,384	5,225	80,938	1,062	—	113,609
Depreciation, depletion, amortization and accretion	1,047	10,484	51,351	1,068	—	63,950

Operating (loss) income	(27,431)	497	62,611	10,975	—	46,652
Other expense (income), net	(36,161)	(2,303)	(4,233)	29	40,369	(2,299)
Interest expense	21,581	8,788	37,831	289	(5,934)	62,555

(Loss) income from continuing operations before taxes	(12,851)	(5,988)	29,013	10,657	(34,435)	(13,604)
Income tax benefit	(1,427)	—	(1,071)	—	—	(2,498)

(Loss) income from continuing operations	(11,424)	(5,988)	30,084	10,657	(34,435)	(11,106)
Income from discontinued operations	—	—	(356)	—	—	(356)

Net (loss) income	(11,424)	(5,988)	30,440	10,657	(34,435)	(10,750)
Net loss attributable to noncontrolling interest	—	—	—	—	674	674

Net (loss) income attributable to member of Summit Materials, LLC	$(11,424)	$(5,988)	$30,440	$10,657	$(35,109)	$(11,424)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(12,615)	(5,170)	$30,440	$8,893	$(34,163)	$(12,615)

Condensed Consolidating Statements of Cash Flows

For the nine months ended September 26, 2015

	Issuers	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Net cash (used in) provided by operating activities	$(140,504)	$112,541	$9,203	$(167)	$(18,927)

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	(505,466)	—	—	(505,466)
Purchase of property, plant and equipment	(3,743)	(65,001)	(928)	—	(69,672)
Proceeds from the sale of property, plant, and equipment	—	8,821	62	—	8,883
Other	—	610	—	—	610

Net cash used for investing activities	(3,743)	(561,036)	(866)	—	(565,645)

Cash flow from financing activities:
Proceeds from investment by member	490,916	—	—	—	490,916
Capital issuance costs	(12,539)	—	—	—	(12,539)
Net proceeds from debt issuance	1,415,750	—	—	—	1,415,750
Loans received from and payments made on loans from other Summit Companies	(1,031,576)	1,047,015	(9,000)	(6,439)	—
Payments on long-term debt	(669,123)	(583,340)	—	1,056	(1,251,407)
Payments on acquisition-related liabilities	(166)	(14,852)	—	—	(15,018)
Financing costs	(10,911)	—	—	—	(10,911)
Distributions from partnership	(39,952)	—	—	—	(39,952)
Other	—	—	—	—	—

Net cash provided by (used for) financing activities	142,399	448,823	(9,000)	(5,383)	576,839

Net increase (decrease) in cash	(1,848)	328	(663)	(5,550)	(7,733)

Cash — Beginning of period	10,837	697	8,793	(7,112)	13,215

Cash— End of period	$8,989	$1,025	$8,130	$(12,662)	$5,482

Condensed Consolidating Statements of Cash Flows

For the nine months ended September 27, 2014

	Issuers	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Net cash used in operating activities	$(36,504)	$(2,408)	$28,727	$668	$(1,319)	$(10,836)

Cash flow from investing activities:
Acquisitions, net of cash acquired	(181,754)	—	(170,187)	—	—	(351,941)
Purchase of property, plant and equipment	(3,674)	(13,472)	(46,575)	(523)	—	(64,244)
Proceeds from the sale of property, plant, and equipment	—	—	9,345	230	—	9,575
Other	—	—	(409)	—	1,166	757

Net cash (used for) provided by investing activities	(185,428)	(13,472)	(207,826)	(293)	1,166	(405,853)

Cash flow from financing activities:
Proceeds from investment by member	24,350	—	—	1,353	(1,353)	24,350
Net proceeds from debt issuance	657,217	—	—	—	—	657,217
Loans received from and payments made on loans from other Summit Companies	(195,590)	16,383	189,243	(2,113)	(7,923)	—
Payments on long-term debt	(251,062)	(509)	(6,766)	—	—	(258,337)
Payments on acquisition-related liabilities	(1,500)	—	(4,307)	—	—	(5,807)
Financing costs	(8,834)	—	—	—	—	(8,834)
Other	(88)	—	(1,500)	—	1,500	(88)

Net cash provided by (used for) financing activities	224,493	15,874	176,670	(760)	(7,776)	408,501

Net increase (decrease) in cash	2,561	(6)	(2,429)	(385)	(7,929)	(8,188)

Cash — Beginning of period	10,375	9	3,442	3,631	(2,540)	14,917

Cash— End of period	$12,936	$3	$1,013	$3,246	$(10,469)	$6,729

(22) Senior Notes’ Guarantor and Non-Guarantor Financial Information

The Company’s wholly-owned subsidiary companies (“Wholly-owned Guarantors”) and Continental Cement (“Non-wholly-owned Guarantor”), are named as guarantors (collectively, the “Guarantors”) of the Senior Notes. Other non-wholly-owned subsidiaries, including a subsidiary of Continental Cement, and entities domiciled outside of the United States do not guarantee the Senior Notes (collectively, the “Non-Guarantors”). Summit Materials and Finance Corp. (collectively, the “Issuers”) were co-issuers of the Senior Notes. The Guarantors provide a joint and several, full and unconditional guarantee of the Senior Notes. There are no significant restrictions on the Company’s ability to obtain funds from any of the Guarantor Subsidiaries in the form of a dividend or loan. Additionally, there are no significant restrictions on a Guarantor Subsidiary’s ability to obtain funds from the Company or its direct or indirect subsidiaries.

The following condensed consolidating balance sheets, statements of operations and cash flows are provided for the Issuers, the Non-wholly-owned Guarantor, the Wholly-owned Guarantors and the Non-Guarantors. Earnings from subsidiaries are included in other income in the condensed consolidated statements of operations below. The financial information may not necessarily be indicative of financial position, results of operations or cash flows had the guarantor or non-guarantor subsidiaries operated as independent entities.

Condensed Consolidating Balance Sheets

December 27, 2014

	Issuers	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash	$10,837	$2	$695	$8,793	$(7,112)	$13,215
Accounts receivable, net	1	6,629	124,380	11,525	(1,233)	141,302
Intercompany receivables	376,344	4,095	30,539	4,052	(415,030)	—
Cost and estimated earnings in excess of billings	—	—	9,819	355	—	10,174
Inventories	—	8,696	98,188	4,669	—	111,553
Other current assets	7,148	464	9,638	1,775	(1,853)	17,172

Total current assets	394,330	19,886	273,259	31,169	(425,228)	293,416
Property, plant and equipment, net	7,035	302,524	610,717	30,325	—	950,601
Goodwill	—	23,124	340,969	55,177	—	419,270
Intangible assets, net	—	542	14,245	2,860	—	17,647
Other assets	1,153,204	25,233	125,462	1,362	(1,256,418)	48,843

Total assets	$1,554,569	$371,309	$1,364,652	$120,893	$(1,681,646)	$1,729,777

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest
Current liabilities:
Current portion of debt	$5,275	$1,273	$3,990	$—	$(5,263)	$5,275
Current portion of acquisition-related liabilities	166	—	18,236	—	—	18,402
Accounts payable	3,655	6,845	65,018	4,569	(1,233)	78,854
Accrued expenses	37,101	10,178	59,477	3,705	(8,965)	101,496
Intercompany payables	162,728	4,052	245,416	2,834	(415,030)	—
Billings in excess of costs and estimated earnings	—	—	8,931	27	—	8,958

Total current liabilities	208,925	22,348	401,068	11,135	(430,491)	212,985
Long-term debt	1,059,642	153,318	480,599	—	(633,917)	1,059,642
Acquisition-related liabilities	—	—	42,736	—	—	42,736
Other noncurrent liabilities	796	24,787	65,479	57,736	(55,107)	93,691

Total liabilities	1,269,363	200,453	989,882	68,871	(1,119,515)	1,409,054
Redeemable noncontrolling interest	—	—	—	—	33,740	33,740
Redeemable members’ interest	—	34,543	—	—	(34,543)	—
Total member’s interest	285,206	136,313	374,770	52,022	(561,328)	286,983

Total liabilities, redeemable noncontrolling interest and member’s interest	$1,554,569	$371,309	$1,364,652	$120,893	$(1,681,646)	$1,729,777

Condensed Consolidating Balance Sheets

December 28, 2013

	Issuers	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash	$10,375	$9	$3,442	$3,631	$(2,540)	$14,917
Accounts receivable, net	—	4,587	93,102	3,100	(1,452)	99,337
Intercompany receivables	38,134	3,433	30,787	—	(72,354)	—
Cost and estimated earnings in excess of billings	—	—	10,539	228	—	10,767
Inventories	—	10,402	85,372	658	—	96,432
Other current assets	750	444	11,715	272	—	13,181

Total current assets	49,259	18,875	234,957	7,889	(76,346)	234,634
Property, plant and equipment, net	3,969	301,908	518,935	6,966	—	831,778
Goodwill	—	23,124	102,942	972	—	127,038
Intangible assets, net	—	642	14,505	—	—	15,147
Other assets	296,494	17,973	37,535	1,303	(314,108)	39,197

Total assets	$349,722	$362,522	$908,874	$17,130	$(390,454)	$1,247,794

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest
Current liabilities:
Current portion of debt	$26,010	$1,018	$3,192	$—	$—	$30,220
Current portion of acquisition-related liabilities	2,000	—	8,635	—	—	10,635
Accounts payable	5,455	9,387	57,142	1,572	(1,452)	72,104
Accrued expenses	12,041	9,185	37,342	1,223	(2,540)	57,251
Intercompany payables	—	—	71,556	798	(72,354)	—
Billings in excess of costs and estimated earnings	—	—	8,837	426	—	9,263

Total current liabilities	45,506	19,590	186,704	4,019	(76,346)	179,473
Long-term debt	19,587	154,590	484,590	—	—	658,767
Acquisition-related liabilities	85	—	23,671	—	—	23,756
Other noncurrent liabilities	959	20,306	56,215	—	—	77,480

Total liabilities	66,137	194,486	751,180	4,019	(76,346)	939,476
Redeemable noncontrolling interest	—	—	—	—	24,767	24,767
Redeemable members’ interest	—	23,450	—	—	(23,450)	—
Total member’s interest	283,585	144,586	157,694	13,111	(315,425)	283,551

Total liabilities, redeemable noncontrolling interest and member’s interest	$349,722	$362,522	$908,874	$17,130	$(390,454)	$1,247,794

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year ended December 27, 2014

	Issuers	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Total revenue	$—	$94,402	$1,065,590	$72,172	$(27,933)	$1,204,231

Cost of revenue (excluding items shown separately below)	—	67,951	796,078	51,064	(27,933)	887,160
General and administrative expenses	30,736	6,763	119,250	2,537	—	159,286
Depreciation, depletion, amortization and accretion	1,468	14,500	70,116	1,742	—	87,826

Operating (loss) income	(32,204)	5,188	80,146	16,829	—	69,959
Other (income) expense, net	(53,827)	(14,444)	(6,687)	(3)	71,514	(3,447)
Interest expense	31,827	11,608	51,248	1,172	(9,113)	86,742

(Loss) income from continuing operations before taxes	(10,204)	8,024	35,585	15,660	(62,401)	(13,336)
Income tax benefit	(1,427)	—	(5,766)	210	—	(6,983)

(Loss) income from continuing operations	(8,777)	8,024	41,351	15,450	(62,401)	(6,353)
Income from discontinued operations	—	—	(71)	—	—	(71)

Net (loss) income	(8,777)	8,024	41,422	15,450	(62,401)	(6,282)
Net loss attributable to noncontrolling interest	—	—	—	—	2,495	2,495

Net (loss) income attributable to member of Summit Materials, LLC	$(8,777)	$8,024	$41,422	$15,450	$(64,896)	$(8,777)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(18,278)	$2,759	$41,422	$9,634	$(53,815)	$(18,278)

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year ended December 28, 2013

	Summit Materials LLC (Parent)	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Total revenue	$—	$80,759	$807,921	$41,910	$(14,389)	$916,201

Cost of revenue (excluding items shown separately below)	—	55,241	611,799	24,401	(14,389)	677,052
General and administrative expenses	7,241	7,673	129,768	1,308	—	145,990
Goodwill impairment	—	—	68,202	—	—	68,202
Depreciation, depletion, amortization and accretion	465	11,378	60,078	1,013	—	72,934

Operating (loss) income	(7,706)	6,467	(61,926)	15,188	—	(47,977)
Other expense (income), net	99,085	(3,737)	(3,410)	274	(90,834)	1,378
Interest expense	—	10,702	49,591	382	(4,232)	56,443

(Loss) income from continuing operations before taxes	(106,791)	(498)	(108,107)	14,532	95,066	(105,798)
Income tax expense	—	—	(2,647)	—	—	(2,647)

(Loss) income from continuing operations	(106,791)	(498)	(105,460)	14,532	95,066	(103,151)
Loss from discontinued operations	—	—	528	—	—	528

Net (loss) income	(106,791)	(498)	(105,988)	14,532	95,066	(103,679)
Net income attributable to noncontrolling interest	—	—	—	—	3,112	3,112

Net (loss) income attributable to member of Summit Materials, LLC	$(106,791)	$(498)	$(105,988)	$14,532	$91,954	$(106,791)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(106,791)	$3,909	$(105,988)	$14,532	$90,632	$(103,706)

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year ended December 29, 2012

	Summit Materials LLC (Parent)	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Total revenue	$—	$81,516	$824,796	$33,074	$(13,132)	$926,254

Cost of revenue (excluding items shown separately below)	—	58,319	649,577	18,582	(13,132)	713,346
General and administrative expenses	8	6,235	121,633	1,327	—	129,203
Depreciation, depletion, amortization and accretion	81	10,093	57,080	1,036	—	68,290

Operating (loss) income	(89)	6,869	(3,494)	12,129	—	15,415
Other expense (income), net	52,400	(2,065)	6,630	(101)	(48,577)	8,287
Interest expense	—	12,045	47,293	633	(1,892)	58,079

(Loss) income from continuing operations before taxes	(52,489)	(3,111)	(57,417)	11,597	50,469	(50,951)
Income tax expense	5	—	(3,925)	—	—	(3,920)

(Loss) income from continuing operations	(52,494)	(3,111)	(53,492)	11,597	50,469	(47,031)
Loss from discontinued operations	—	—	3,546	—	—	3,546

Net (loss) income	(52,494)	(3,111)	(57,038)	11,597	50,469	(50,577)
Net income attributable to noncontrolling interest	—	—	—	—	1,919	1,919

Net (loss) income attributable to member of Summit Materials, LLC	$(52,494)	$(3,111)	$(57,038)	$11,597	$48,550	$(52,496)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(52,494)	$(6,759)	$(57,038)	$11,597	$49,645	$(55,049)

Condensed Consolidating Statements of Cash Flows

For the year ended December 27, 2014

	Issuers	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(40,964)	$11,776	$102,219	$8,058	$(2,000)	$79,089

Cash flow from investing activities:
Acquisitions, net of cash acquired	(181,754)	—	(216,100)	—	—	(397,854)
Purchase of property, plant and equipment	(4,534)	(14,941)	(55,222)	(1,465)	—	(76,162)
Proceeds from the sale of property, plant, and equipment	—	—	13,134	232	—	13,366
Other	—	(1,387)	(597)	—	1,354	(630)

Net cash used for investing activities	(186,288)	(16,328)	(258,785)	(1,233)	1,354	(461,280)

Cash flow from financing activities:
Proceeds from investment by member	27,617	—	—	1,354	(1,354)	27,617
Net proceeds from debt issuance	762,250	—	—	—	—	762,250
Loans received from and payments made on loans from other Summit Companies	(170,915)	5,338	173,166	(3,017)	(4,572)	—
Payments on long-term debt	(380,065)	(793)	(8,412)	—	—	(389,270)
Payments on acquisition-related liabilities	(2,000)	—	(8,935)	—	—	(10,935)
Financing costs	(9,085)	—	—	—	—	(9,085)
Other	(88)	—	(2,000)	—	2,000	(88)

Net cash provided by (used for) financing activities	227,714	4,545	153,819	(1,663)	(3,926)	380,489

Net increase (decrease) in cash	462	(7)	(2,747)	5,162	(4,572)	(1,702)

Cash—Beginning of period	10,375	9	3,442	3,631	(2,540)	14,917

Cash—End of period	$10,837	$2	$695	$8,793	$(7,112)	$13,215

Condensed Consolidating Statements of Cash Flows

For the year ended December 28, 2013

	Summit Materials, LLC (Parent)	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash (used for) provided by operating activities	$(232)	$9,003	$44,746	$12,895	$—	$66,412

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	—	(61,601)	—	—	(61,601)
Purchase of property, plant and equipment	(3,359)	(24,896)	(36,629)	(1,115)	—	(65,999)
Proceeds from the sale of property, plant, and equipment	—	3	16,020	62	—	16,085

Net cash used for investing activities	(3,359)	(24,893)	(82,210)	(1,053)	—	(111,515)

Cash flow from financing activities
Net proceeds from debt issuance	234,681	—	—	—	—	234,681
Loans received from and payments made on loans from other Summit Companies	(29,121)	15,502	19,726	(8,891)	2,784	—
Payments on long-term debt	(188,424)	—	—	—	—	(188,424)
Payments on acquisition-related liabilities	—	—	(9,801)	—	—	(9,801)
Financing costs	(3,864)					(3,864)
Other	(3)	—	—	—	—	(3)

Net cash provided by (used for) financing activities	13,269	15,502	9,925	(8,891)	2,784	32,589

Net decrease (increase) in cash	9,678	(388)	(27,539)	2,951	2,784	(12,514)

Cash—Beginning of period	697	397	30,981	680	(5,324)	27,431

Cash—End of period	$10,375	$9	$3,442	$3,631	$(2,540)	$14,917

Condensed Consolidating Statements of Cash Flows

For the year ended December 29, 2012

	Summit Materials, LLC (Parent)	Non- wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash provided by operating activities	$4,845	$12,806	$36,649	$8,217	$(238)	$62,279

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	—	(48,757)	—	—	(48,757)
Purchase of property, plant and equipment	(762)	(12,174)	(31,818)	(734)	—	(45,488)
Proceeds from the sale of property, plant, and equipment	—	69	8,577	190	—	8,836
Other	—	—	69	—	—	69

Net cash used for investing activities	(762)	(12,105)	(71,929)	(544)	—	(85,340)

Cash flow from financing activities
Net proceeds from debt issuance	726,459	(17)	—	—	—	726,442
Loans received from and payments made on loans from other Summit Companies	(25,371)	(295)	39,783	(8,793)	(5,324)	—
Payments on long-term debt	(697,438)	—	—	—	—	(697,438)
Payments on acquisition-related liabilities	—	—	(7,519)	—	—	(7,519)
Financing costs	(13,081)	—	—	—	—	(13,081)
Other	(656)	—	—	(284)	238	(702)

Net cash (used for) provided by financing activities	(10,087)	(312)	32,264	(9,077)	(5,086)	7,702

Net decrease (increase) in cash	(6,004)	389	(3,016)	(1,404)	(5,324)	(15,359)

Cash—Beginning of period	6,701	8	33,997	2,084	—	42,790

Cash—End of period	$697	$397	$30,981	$680	$(5,324)	$27,431